Filed with the Securities and Exchange Commission on April 24, 2003

                                        1933 Act Registration File No. 333-17391
                                                     1940 Act File No. 811-07959

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

         Pre-Effective Amendment No.                                         |_|

         Post-Effective Amendment No. 120                                    |X|

                                       and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|

         Amendment No. 122                                                   |X|

                        (Check appropriate box or boxes.)

                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (414) 765-5344

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

  As soon as practical after the effective date of this Registration Statement
                  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective


         ------   immediately upon filing pursuant to paragraph (b)

           X      on April 30, 2003 pursuant to paragraph (b)
         -----       --------------

         ------   60 days after filing pursuant to paragraph (a)(1)

         ------   on ________________  pursuant to paragraph (a)(1)

         ------   75 days after filing pursuant to paragraph (a)(2)

         -------  on _________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

         [    ]   this post-effective amendment designates a new effective  date for a previously filed post-effective amendment.

                                     [LOGO]
                                The Al Frank Fund





                                   PROSPECTUS

                                 April 30, 2003




                                The Al Frank Fund
                         32392 Coast Highway, Suite 260
                       Laguna Beach, California 92651-6784
                      Shareholder Services: (888) 263-6443
                                 www.alfrank.com






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                                The Al Frank Fund

                                   PROSPECTUS


                                 April 30, 2003




The Al Frank Fund is a no-load mutual fund that invests in under-valued and out of favor stocks for growth of capital. Al Frank Asset Management, Inc. is the investment advisor to the Fund.

This Prospectus contains basic information that you should know before you invest. Please read it and keep it for future reference.


Goal and Strategy..............................................................3

Fund Performance...............................................................4

Expense Table..................................................................4

Investment Objective, Principal Strategies and Related Risks...................5

Management of the Fund.........................................................6

Investor Guide.................................................................7

Services Available to Shareholders.............................................9

How to Redeem Your Shares......................................................9

Distributions and Taxes.......................................................11

Distribution Plan.............................................................12

Financial Highlights..........................................................13

PRIVACY NOTICE................................................................14

FOR MORE INFORMATION..........................................................16



                                Goal and Strategy

What is the Fund's Goal?

The investment objective of the Fund is long-term capital appreciation.


How will the Fund Try to Reach its Goal?

Al Frank Asset Management, Inc. (the "Advisor") selects equity securities that it believes are out of favor and undervalued. The Advisor then purchases the securities and holds them until it believes that the securities have reached a fair value or sells them when it believes a strong market sell signal has been generated.

What are the Principal Risks of Investing in the Fund?

The value of your investment in the Fund will go up and down as the stocks in the Fund's portfolio change in price. The prices of the stocks the Advisor selects may fall. Also, the stock market may decline suddenly, and for extended periods, adversely affecting the prices of the stocks held by the Fund.

By itself, the Fund is not a complete, balanced investment plan and no fund can guarantee that it will achieve its goal. When you sell your shares, you may lose money.

                                Fund Performance


The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the Fund's total return has varied from year to year. The table illustrates the Fund's average return over time compared with certain market indices. This past performance, before and after taxes, is no guarantee of future results.


Calendar Year Total Returns (%)

During the period of time displayed in the bar chart, the Fund's best quarter was Q2 1999, up 34.32%, and its worst quarter was Q3 2002, down -27.79%.

[CHART]
Average Annual Total Returns

1998            -9.30%

1999            60.42%

2000             6.98%

2001            29.83%

2002           -25.99%

as of December 31, 2002(1)

                                                 Since
                                               Inception
                           1 Year    3 Years    (1/2/98)
The Al Frank Fund          ------    --------  --------

  Return Before Taxes      -25.99%    0.90%      8.37%
  Return After Taxes on
    Distributions(2)       -26.09%    0.37%      8.04%
  Return After Taxes on
    Distributions and Sale
    of Fund Shares(2),(3)  -15.87%    0.78%      6.94%
  Russell 2000 Index(4)    -20.48%   -7.54%     -1.36%
  Wilshire 5000 Index(5)   -20.86%  -14.37%     -0.87%
  S&P/Barra Value Index(6) -20.85%   -9.50%     -0.85%

1 As of November 18, 2002, the Fund eliminated the imposition of the front-end sales charge on purchases and is now offered 100% no-load. Before that date, the maximum sales charge was 5.50%, and if this amount was reflected, the returns would be less than shown.
2 After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
3 The "Return After Taxes on Distributions and Sale of Fund Shares" figure may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
4 The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest stocks of the Russell 3000 Index which comprises the 3,000 largest U.S. stocks as determined by total market capitalization. It reflects no deduction for fees, expenses or taxes.
5 The Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. As of 12/01, the Index was comprised of over 6,500 companies. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.
6 The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 Index with lower price-to-book ratios. The figures above reflect all dividends reinvested but do not reflect any deductions for fees or expenses.


                                  Expense Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are two types of expenses involved: shareholder transaction expenses, such as redemption fees, and annual operating expenses, such as investment advisory fees.


Shareholder Transaction Expenses
(fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)(1).......None
Maximum Sales Load Imposed on
   Reinvested Dividends1 .......................None
Redemption Fee
 (as a percentage of amount redeemed)(2)        2.00%
Deferred Sales Load ............................None

Annual Operating Expenses
(expenses that are deducted from Fund assets)

Investment Advisory Fee .......................1.00%
Rule 12b-1 Distribution Fee....................0.25%
Other Expenses(3)..............................1.00%
                                               -----
Total Annual Fund Operating Expenses(4)........2.25%
                                               =====
1 The shares of the Fund are 100% no-load, so you pay no sales charges (loads) to buy or sell shares of the Fund. The Fund's authorized intermediary charges a $15 fee for wire redemptions.
2 The Redemption Fee applies only to those shares that have been held for less than 60 days. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.
3 Other expenses include custodian, transfer agency and other customary fund expenses, as well as previously waived expenses reimbursed to the Advisor.
4 The Advisor has contractually agreed to waive its fees and/or reimburse Fund expenses in order to limit the Fund's Total Annual Fund Operating Expenses (excluding interest and tax expenses) to 2.25%. This contract's term is indefinite and may be terminated only by the Board of Trustees. In turn, the Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid.


Expense Example

This Example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It is based on the total annual operating expenses shown above, and it assumes that these expenses will remain the same over the time periods shown. It also assumes that you make a single $10,000 investment in the Fund to start with, that you reinvest dividends and distributions and that you earn a 5% return each year. Finally, it assumes that you redeem all of your shares at the end of each of the time periods. Again, this Example is hypothetical, and your actual expenses may be higher or lower.

One Year     Three Years   Five Years   Ten Years
--------     -----------   ----------   ---------
    $228         $703        $1,205       $2,585

          Investment Objective, Principal Strategies and Related Risks

What is the Fund's Investment Objective?

The investment objective of the Fund is long-term capital appreciation. If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

How does the Fund Seek to Achieve its Objective?

The Advisor selects equity securities for the Fund's portfolio that it believes are out of favor and undervalued, i.e., those trading for low fundamental valuations relative to what the Advisor thinks their businesses will be worth over the next five years. The Advisor then attempts to purchase the securities and hold them until it believes that the securities have reached a fair value.

There is no assurance that the Fund's objective will be achieved. As prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

How does the Advisor Select Equity Securities for the Fund's Portfolio?

The Advisor selects equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, rights and warrants, on the basis of fundamental corporate analysis. It screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings, price-to-book value, price-to-cash flow and price-to-revenues. The Advisor also uses technical analysis to anticipate periods when the securities markets are either extremely undervalued and oversold, or overvalued and overbought. When the Advisor believes the market is undervalued, it may borrow money to leverage the Fund's portfolio, described below. When it believes the market is overvalued, it may take a temporary defensive position or use options. The Fund's portfolio is expected to be highly diversified, generally with more than 100 separate securities.

The Advisor sells a stock when its analysis indicates that it is fairly valued. A stock is fairly valued if it has achieved, in the Advisor's opinion, an attractive price-to-earnings ratio, price-to-book value or price-to-sales ratio, or some other attractive fundamentally valued measure of the stock.

Temporary Defensive Investment Strategies


For temporary defensive purposes, the Advisor may invest up to 100% of the Fund's total assets in high-quality, short-term debt securities and money-market instruments. These short-term debt securities and money-market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in the Fund not achieving its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds' advisory fees and operational expenses.


Other Strategies

The Advisor is authorized to use leverage (borrowing money) and to sell securities short, but these strategies have not been used by the Advisor in the past and the Advisor has no present intention to start using these strategies. Additional risks are associated with borrowing money and selling stocks short. More information about the associated risks, the mechanics of their employment and the restrictions placed on their use can be found in the Statement of Additional Information. Shareholders will be notified prior to any change in the Advisor's current policies regarding these strategies.

What are the Principal Risks of Investing in the Fund?

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return have previously been summarized under "Goal and Strategy." These risks are discussed in more detail below.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Small and Medium Companies Risk. Investing in securities of small and medium-sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

                             Management of the Fund

The Advisor

The Fund's Advisor, Al Frank Asset Management, Inc., 32392 Coast Highway, Suite 260, Laguna Beach, California 92651- 6784, has provided asset management services to individuals and institutional investors since 1977. The Advisor is also the Editor of The Prudent Speculator; a nationally known investment newsletter that has been in circulation for over 25 years. The Advisor is wholly owned by AF Holdings, Inc., which is a privately owned Minnesota corporation.


The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended December 31, 2002 the Advisor received advisory fees of 1.00% of the Fund's average daily net assets.


The Fund's Chief Portfolio Manager is John Buckingham. As the Fund's Chief Portfolio Manager, Mr. Buckingham is principally responsible for the day-to-day management of the Fund's portfolio. Mr. Buckingham, who joined the Advisor in 1987, is also Director of Research and Editor of The Prudent Speculator.

Jessica Chiaverini assists the Chief Portfolio Manager in the day-to-day management of the Fund's portfolio. Prior to joining the Advisor in June of 2000, Ms. Chiaverini was Manager of Client Services for Iverson Financial Systems, Inc., a financial information provider, for two years. Prior to that, she worked as an analyst and assistant portfolio manager for six years at Brundage, Store & Rose, LLC, an investment counseling firm.

Fund Expenses

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 2.25% of the Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor requests in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (After startup, the Fund is permitted to look for longer periods of four and five years.) Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                                 Investor Guide

Pricing the Fund's Shares

The price of the Fund's shares is based on its net asset value. This is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The net asset value is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

When is Money Invested in the Fund?

Any money received for investment in the Fund from an investor is invested as of the next calculation of the Fund's net asset value that is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). Orders received from brokers are invested at the net asset value next calculated after the order is received. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

Opening an Account

You may open a Fund account with $1,000 and add to your account at any time with $100 or more. You may open a retirement plan account with $1,000 and add to your account at any time with $100 or more. The minimum investment requirements may be waived from time to time by the Fund.

How to Purchase Shares Through an Authorized Broker or Investment Dealer

You may buy and sell Fund shares through certain brokers (and their authorized agents) that have made arrangements with the Fund. An order placed with such a broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund. Your shares will be held in a pooled account in the Broker's name, and the broker will maintain your individual ownership information. The Fund may pay the broker for maintaining these records as well as providing other shareholder services. In addition, the broker may charge you a fee for handling your order. The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus. Investment advisors or financial planners may charge a management, consulting or other fee for their services.

How to Get Your Money to the Fund

Contact your broker.

Investing directly by mail or by overnight delivery. If you do not have a broker or your broker is not familiar with the Fund, you may invest directly by mail. Simply complete the Account Application and mail it with a check (made payable to The Al Frank Fund) to the Fund's Transfer Agent, U.S. Bancorp Fund Services, LLC, at the address below. In certain cases, you may be assigned a broker to service your account.

     By Regular Mail:
     The Al Frank Fund
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701 Milwaukee, WI 53201-0701

     By Overnight Delivery:
     The Al Frank Fund
     c/o U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     Milwaukee, WI  53202

Investing by wire. If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account is established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

     U.S. Bank, National Association
     425 Walnut Street
     Cincinnati, OH, 45202
     ABA #042000013
     Credit: U.S. Bancorp Fund Services, LLC
     A/C #112-952-137
     FFC:  The Al Frank Fund
     Shareholder Registration
     Shareholder Account Number (if known)

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at (888) 263-6443. Your bank may charge you a fee for sending a wire to the Fund.

Subsequent Investments

You may purchase additional shares of the Fund through your broker. You can also send a check, with the stub from an account statement, to the Fund at the address noted above under "How to get your money to the Fund." Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check. If you want to send additional money for investment by wire, it is important for you to call the Fund at (888) 263-6443. You may also make additional purchases through an investment broker or dealer, as described above.

Other Information

The Fund assesses a 2.00% fee on the redemption of Fund shares under certain circumstances. This fee applies only to those shares held for less than 60 days. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.


The Fund's Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third-party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Fund and its Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors or their brokers provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Account Application for more information about backup withholding. Shares of the Fund have not been registered for sale outside of the United States.


The Fund does not issue share certificates. All shares are held in non-certificated form on the books of the Fund, for the account of the shareholder. The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made. The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Fund.

                       Services Available to Shareholders

Retirement Plans


The Fund offers Individual Retirement Account ("IRA") plans. You may obtain information about opening an IRA account by calling (866) 263-6443. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.


Automatic Investing by Check

You or your broker can arrange to make regular monthly investments in the Fund using the Automatic Investment Plan. A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $100), as if you had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the public offering price. Applications for this service are available from the Fund. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying their broker or the Transfer Agent in writing, sufficiently in advance of the next withdrawal.

                            How to Redeem Your Shares

You or your broker have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading.

Redemptions Through Brokers

If you own your shares through a broker, you will have to contact your broker to redeem your shares. The net asset value for a repurchase is that next calculated after receipt of the order from the broker. The broker is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly. Your broker may charge you a fee for handling your redemption transaction.

Redemptions for Direct Accounts

If you own your shares directly in your name through the Fund's transfer agent, you may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed.

The letter should be signed by all of the shareholders whose names appear on the account registration and sent to:

     By Regular Mail:
     The Al Frank Fund
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701 Milwaukee, WI 53201-0701

     By Overnight Delivery:
     The Al Frank Fund
     c/o U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     Milwaukee, WI  53202

Signature Guarantee. If you are redeeming directly (i.e., not through a broker), and the value of the shares you wish to redeem exceeds $100,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemptions by telephone. If you have completed the Redemption by Telephone portion of the Account Application and your Fund shares are held directly in your name, you may redeem shares directly on any business day the NYSE is open by calling the Fund's Transfer Agent at (888) 263-6443 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for retirement plan accounts.


By using telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Account Application. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.


Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee.

What Price is Used for Redemption?

The redemption price is the net asset value of the Fund's shares next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are Redemption Payments Made?

If you own your shares through a broker, the broker will credit your account promptly in accordance with the broker's procedures. If you own your shares directly (in your own name), payments for telephone redemptions are sent on the day after the telephone call is received; payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission. In addition, for shares purchased directly, if shares were purchased by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Systematic Withdrawal Program

The Fund offers a Systematic Withdrawal Program whereby shareholders or their brokers may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Other Information about Redemptions

A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, if you hold your shares in your name directly with the Fund and due to redemptions you have made, the total value of your account is reduced to less than $500, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund. If the Fund determines to make such a redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

In addition, short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all of the Fund's shareholders. For this reason, the Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 60 days. This fee is paid to the Fund to help offset transaction costs and administrative expenses.

                             Distributions and Taxes

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes

Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. Distributions designated as capital gain dividends are taxable as long-term capital gains regardless of the length of time you have owned your Fund shares. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. If you redeem shares, part of your redemption proceeds may represent your allocable share of the distributions made by the Fund relating to that tax year. You will be informed annually of the amount and nature of the Fund's distributions. You should consult your own tax advisors concerning federal, state and local taxation of distributions from the Fund.

                                Distribution Plan

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The maximum amount of the fee authorized is 0.25% of the Fund's average daily net assets annually. In general, these fees are passed on to brokers to compensate them for their ongoing servicing of Fund shareholders. Because these distribution fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.


                              Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance during the periods shown. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information was audited by PricewaterhouseCoopers LLP for the years ended December 31, 2002, December 31, 2001, December 31, 2000 and December 31, 1999, and by other independent accountants for the period from January 2 through December 31, 1998. PricewaterhouseCoopers LLP's report and the Fund's financial statements are included in the Fund's current annual report, which is available upon request.




For a share outstanding throughout each period
------------------------------------------------ --------------- ------------ ------------ ------------ ------------
                                                                                                        January 2,
                                                        Year        Year          Year       Year          1998*
                                                       Ended        Ended        Ended       Ended        through
                                                    December 31, December 31, December 31, December 31, December 31,
                                                       2002          2001         2000        1999          1998
------------------------------------------------ --------------- ------------ ------------ ------------ ------------
Net asset value, beginning of period                   $18.77       $14.58       $14.55     $ 9.07        $10.00
                                                       ------       ------       ------     ------        -------
Income from investment operations:
     Net investment loss                                (0.23)       (0.13)       (0.08)     (0.21)        (0.08)

     Net realized and unrealized gain                   (4.63)        4.47         1.18       5.69         (0.85)
     (loss)/gain on investments                         ------        ----         ----       ----        -------

Total from investment operations                        (4.86)        4.34         1.10       5.48         (0.93)
                                                        ------        ----         ----       ----        -------
Less distributions:
     From net realized gain on investments              (0.09)       (0.15)       (1.07)        -             -
                                                        ------       ------       ------    ------        --------
     Redemption fees retained                           (0.02)          -          -           -              -
                                                        ------       ------       ------    ------        --------
Net asset value, end of period                         $13.80       $18.77       $14.58     $14.55        $ 9.07
                                                       ======       ======       ======     ======        ========

Total return                                           (25.99%)      29.83%        6.91%     60.42%        (9.30%)f

Ratios/supplemental data:
     Net assets, end of period (thousands)            $48,472      $47,243      $19,826     $7,663         $7,042

Ratio of expenses to average net assets:
     Before expense reimbursement                        2.25%        2.25%        2.25%      3.60%         3.74%**
     After expense reimbursement                         2.25%        2.25%        2.25%      2.20%         2.25%**

Ratio of net investment loss to average net assets:
     After expense reimbursement                        (1.34%)      (1.15%)      (0.79%)    (1.32%)       (1.28%)**

Portfolio turnover rate                                 28.14%       18.11%       30.17%     19.00%         5.82%f



*    Commencement of operations.
**   Annualized.
f    Not annualized


                                 PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

|X| Information we receive about you on applications or other forms; |X| Information you give us orally; and |X| Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.



                                     Advisor

                         Al Frank Asset Management, Inc.
                         32392 Coast Highway, Suite 260
                       Laguna Beach, California 92651-6784
                                 www.alfrank.com


                                   Distributor

                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202


                                    Custodian

                         U.S. Bank, National Association
                         425 Walnut Street, Sixth Floor
                             Cincinnati, Ohio 45202


                      Transfer Agent and Fund Administrator

                                U.S. Bancorp Fund
                             Services, LLC 615 East
                                 Michigan Street
                           Milwaukee, Wisconsin 53202


                             Independent Accountants

                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                            New York, New York 10036


                                  Legal Counsel

                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                      San Francisco, California 94105-3441


                                The Al Frank Fund
                        a series of Advisors Series Trust


                              FOR MORE INFORMATION

The Statement of Additional Information (SAI) includes additional information about the Fund and is incorporated by reference into this Prospectus.

The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year.

The SAI and shareholder reports are available free upon request. To request them or other information, or to ask any questions, please call or write:

                       888-263-6443 (Shareholder Services)

                                The Al Frank Fund
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202


The SAI and other Fund information may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-202-942-8090 for information about its operations.

Reports and other Fund information are also available on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, upon payment of the proper duplicating fees, by writing to the SEC's Public Reference Room, Washington, DC 20549-0102 or by email at www.publicinfo@sec.gov.







               (The Trust's SEC Investment Company Act file number is 811-07959)




                       Statement of Additional Information

                                 April 30, 2003


                                THE AL FRANK FUND
                        a series of Advisors Series Trust



This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus dated April 30, 2003, as may be amended from time to time, of The Al Frank Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Al Frank Asset Management, Inc. (the "Advisor") is the Advisor to the Fund. A copy of the prospectus may be obtained by writing to the Fund at 32392 Coast Highway, Suite 260, Laguna Beach, California 92651-6784; or by calling 888-263-6443.

The Fund's financial statements for the fiscal year ended December 31, 2002, are incorporated herein by reference to the Fund's Annual Report. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.


THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
MANAGEMENT....................................................................14
DISTRIBUTION ARRANGEMENTS.....................................................21
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................23
PORTFOLIO TURNOVER............................................................24
PURCHASE AND REDEMPTION OF FUND SHARES........................................24
DETERMINATION OF NET ASSET VALUE..............................................27
TAX MATTERS...................................................................28
DIVIDENDS AND DISTRIBUTIONS...................................................31
PERFORMANCE INFORMATION.......................................................32
ANTI-MONEY LAUNDERING PROGRAM.................................................34
GENERAL INFORMATION...........................................................35
FINANCIAL STATEMENTS..........................................................37
APPENDIX......................................................................38

                                    THE TRUST


     The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund and not to any other series of the Trust.


     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to seek growth of capital. The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the Fund's Prospectus as to investment policies of the Fund.

Convertible Securities and Warrants

     The Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Short-Term Investments

     The Fund may invest in any of the following securities and instruments:

     Bank Certificates or Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.  If the  Fund  holds  instruments  of  foreign  banks  or  financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


     Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.


     As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

     Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

Investment Company Securities


     The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.


Government Obligations

     The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

Foreign Investments and Currencies

     The Fund may invest in securities of foreign issuers, provided that they are publicly traded in the United States, including American Depositary Deposits ("ADRs").

     American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

     Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund's assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     Taxes. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

Options on Securities

     Purchasing Put and Call Options. The Fund may purchase covered "put" and "call" options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions, not in excess of 5% of the Fund's total net assets. The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

     If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a security which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

     If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

     Writing Call Options. The Fund may write covered call options. A call option is "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     Stock Index Options. The Fund may also purchase put and call options with respect to the S&P 500 and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in the Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.

     The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index would be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase put or call options only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     Risks Of Investing in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code of 1986 (the "Code") requirements for qualification of the Fund as a regulated investment company. See "Dividends and Distributions" and "Taxation."

     Dealer Options. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

     Spread  Transactions.  The Fund may purchase  covered  spread  options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

     The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

     The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

     The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

     The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Illiquid Securities

     Typically, the Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

     Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Fund. However, investing in Rule 144A securities could result in increasing the level of the Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Lending Portfolio Securities

     The Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Code.

Short Sales

     Currently, the Fund does not engage in short selling, but the Board has authorized it to engage in short selling involving commitments (on a daily marked-to-market basis) not to exceed 25% of its net assets. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by the Fund create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Investment Restrictions

     The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or
(ii) more than 50% of the outstanding shares of the Fund.

     As a matter of fundamental policy, the Fund is diversified. The Fund's investment objective is also fundamental.

     In addition, the Fund may not:

     1. Issue senior securities,  borrow money or pledge its assets, except that
(i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

     2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

     3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

     5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     6. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

     7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

     8. Make investments for the purpose of exercising control or management.

     The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

     The Fund may not:

     1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

     2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity; or

     3. Purchase or sell futures contracts.

     Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.


     The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.



----------------------- ----------- ------------------- ------------------------------- -----------------------------------
                          Position   Term of Office and
      Name, Address         with       Length of Time    Principal Occupation During
         and Age         the Trust         Served              Past Five Years               Other Directorships Held
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
Independent Trustees of the Trust
---------------------------------------------------------------------------------------------------------------------------
Walter E. Auch*         Trustee     Indefinite term     Management Consultant           Director, Nicholas-Applegate
  (born 1921)                       since February                                      Funds, Citigroup Funds, Pimco
2020 E. Financial Way               1997.                                               Advisors LLP and Senele Group.
Glendora, CA 91741
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
Donald E. O'Connor*     Trustee     Indefinite term     Financial Consultant;           Independent Director, The Forward
  (born 1936)                       since February      formerly Executive Vice         Funds.
2020 E. Financial Way               1997.               President and Chief Operating
Glendora, CA 91741                                      Officer of ICI Mutual
                                                        Insurance Company (until
                                                        January 1997).
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
George T. Wofford III*  Trustee     Indefinite term     Senior Vice President,          None.
  (born 1939)                       since February      Information Services, Federal
2020 E. Financial Way               1997.               Home Loan Bank of San
Glendora, CA 91741                                      Francisco.
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
James Clayburn LaForce* Trustee     Indefinite term     Dean Emeritus, John E.          Director, The Payden & Rygel
  (born 1927)                       since May 2002.     Anderson Graduate School of     Investment Group, The
2020 E. Financial Way                                   Management, University of       Metzler/Payden Investment Group,
Glendora, CA 91741                                      California, Los Angeles.        PIC Investment Trust, PIC Small
                                                                                        Cap Portfolio, PIC Balanced
                                                                                        Portfolio, PIC Growth Portfolio,
                                                                                        PIC Mid Cap Portfolio, BlackRock
                                                                                        Funds, Jacobs Engineering, Arena
                                                                                        Pharmaceuticals, Cancervax.
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
George J. Rebhan*       Trustee     Indefinite term     Retired; formerly President,    Trustee, E*TRADE Funds.
  (born 1934)                       since May 2002.     Hotchkis and Wiley Funds
2020 E. Financial Way                                   (mutual funds) from 1985 to
Glendora, CA 91741                                      1993.
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
Interested Trustee of the Trust
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
Eric M. Banhazl**       Trustee     Indefinite term     Senior Vice President, U.S.     None.
  (born 1957)                       since February      Bancorp Fund Services, LLC
2020 E. Financial Way               1997.               since July 2001; Treasurer,
Glendora, CA 91741                                      Investec Funds; formerly,
                                                        Executive Vice President,
                                                        Investment Company
                                                        Administration, LLC;
                                                        ("ICA") (mutual fund
                                                        administrator and the
                                                        Fund's former
                                                        administrator).
---------------------------------------------------------------------------------------------------------------------------
Officers of the Trust
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
Eric M. Banhazl         President   Indefinite term     See Above.                      See Above.
  (see above)           (Interested since February
                        Trustee -   1997.
                        see above.)
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
John S. Wagner          Treasurer   Indefinite term     Assistant Vice President,       None.
  (born 1965)                       since September     Compliance and
615 East Michigan St.               2002.               Administration,
Milwaukee, WI 53202                                     U.S. Bancorp Fund Services,
                                                        LLC since June 1999.
----------------------- ----------- ------------------- ------------------------------- -----------------------------------
Chad E. Fickett         Secretary   Indefinite term     Compliance Administrator,       None.
  (born 1973)                       since March 2002.   U.S. Bancorp Fund Services,
615 East Michigan St.                                   LLC since July 2000.
Milwaukee, WI 53202
----------------------- ----------- ------------------- ------------------------------- -----------------------------------


* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.

** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund.

Compensation


     Each Independent Trustee receives $18,000 per year in fees, plus $500 for each meeting attended and is reimbursed for expenses. This amount is allocated among each of the comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

                                                                                         Total Compensation
                                 Aggregate     Pension or Retirement  Estimated Annual  from Trust(2) Paid
                             Compensation From  Benefits Accrued as     Benefits Upon      to Trustees
   Name of Person/Position       the Trust(1)  Part of Fund Expenses     Retirement
--------------------------- ------------------ --------------------- ----------------- --------------------
Walter E. Auch, Trustee           $19,500               None                None             $19,500
--------------------------- ------------------ --------------------- ----------------- --------------------
Donald E. O'Connor, Trustee       $19,500               None                None             $19,500
--------------------------- ------------------ --------------------- ----------------- --------------------
George T. Wofford III,            $19,000               None                None             $19,000
Trustee
--------------------------- ------------------ --------------------- ----------------- --------------------
James Clayburn LaForce,           $10,000               None                None             $14,500
Trustee(3)
--------------------------- ------------------ --------------------- ----------------- --------------------
George J. Rebhan, Trustee(3)      $10,500               None                None             $15,000
--------------------------- ------------------ --------------------- ----------------- --------------------



------------------------------

1    For the fiscal year ended December 31, 2002.
2 There are currently numerous different portfolios comprising the Trust. For the fiscal year ended December 31, 2002, trustees fees and expenses in the amount of $7,565 were allocated to the Fund.
3    Newly appointed to the Board as of May 1, 2002.


     The Trust has two standing committees: The Audit Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Fund's last fiscal year with respect to the Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.


     The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee met eleven times during the Fund's last fiscal year with respect to the Fund.


Fund Shares Beneficially Owned by Trustees


     As of December 31, 2002, Mr. Wofford, an Independent Trustee of the Trust, beneficially owned shares of the Fund with a total value, as of that date, between $1 and $10,000. No other Trustee, including the remainder of the Independent Trustees, beneficially own shares of the Fund.


Control Persons, Principal Shareholders, and Management Ownership


     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of March 31, 2003, the following shareholders were considered to be either a principal shareholder or control person of the Fund:

------------------------------- ---------------- -------------------------------
Name and Address                   % Ownership         Type of Ownership
------------------------------- ---------------- -------------------------------
Charles Schwab & Company, Inc.
Attn: Mutual Funds                   28.52%                  Record
101 Montgomery St.
San Francisco, CA 94104-4122

National Investors Services
55 Water St., 2nd Floor               5.55%                  Record
New York, NY 10281-1003
------------------------------- ---------------- -------------------------------

     As of December 31, 2002, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in the Advisor, the distributor or an affiliate of the Advisor or distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years (i.e., since January 1, 2000), neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the distributor or any affiliate of thereof was a party.


The Advisor


     Subject to the supervision of the Board, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisor is controlled by AF Holdings, Inc., an asset management holding company based in California.

     In reviewing the Advisory Agreement on behalf of the Fund at a meeting of the Board on December 12 and 13, 2002, the Board, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. After reviewing various information, the Board, including the Independent Trustees, concluded that the terms of the Advisory Agreement were fair and reasonable based on various factors, including that the Advisor has sufficient qualified personnel and adequate internal controls to manage the assets of the Fund and is capable to offer its services to the Fund, the fees paid by the Fund to the Advisor are reasonable and consistent with advisory and other fees paid by other investment companies of similar objectives and the Advisor's brokerage practices were reasonably efficient.


     Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Fund's prospectus, Statement of Additional Information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

     Without limiting the generality of the foregoing, the Advisor has agreed to
(i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust's Board; (iv) vote proxies and take other actions with respect to the Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Trust's Board such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board may desire and reasonably request. With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Advisor.

     As compensation, the Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.00%. In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon the Board subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

     Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

     The Advisory Agreement will remain in effect for a period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of the Fund.

     The Advisory Agreement is terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).


     For the fiscal year ended December 31, 2002, the Advisor received $614,614 in advisory fees from the Fund. For the fiscal year ended December 31, 2001, the Advisor received $289,843 in advisory fees from the Fund. For the fiscal year ended December 31, 2000, the Advisor received $131,328 in advisory fees from the Fund. As noted above, the Advisor has contractually agreed to limit total fund operating expenses to 2.25% of average net assets annually. The Advisor is also entitled to reimbursement by the Fund, subject to certain limitations, for any reductions in Fund operating expenses made by the Advisor in prior fiscal years. As a result, for the fiscal years ended December 31, 2002 and 2001, the Advisor was reimbursed by the Fund in the amounts of $148,208 and $15,072, respectively, for previously waived expenses in addition to advisory fees earned.


Service Providers


     U.S. Bancorp Fund Services, LLC ("USBFS") will provide administrative services to the Fund. USBFS's address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Pursuant to a Fund Administration Servicing Agreement between USBFS and the Trust on behalf of the Fund, USBFS performs certain administrative and tax reporting functions for the Fund, including, among other things, preparing and filing securities registration compliance filings with various states for "Blue Sky" purposes, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund's expense accruals and monitoring the Fund's compliance with the Fund's investment objective and restrictions. Pursuant to the Fund Administration Servicing Agreement, USBFS is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets at a minimum annual rate of $30,000. For the fiscal year ended December 31, 2002, the Administrator received fees of $117,133. For the fiscal year ended December 31, 2001, the Administrator received fees of $57,968. For the fiscal year ended December 31, 2000, the Administrator received fees of $31,734.


     USBFS also serves as Transfer Agent and Dividend Disbursing Agent for the Fund pursuant to a Transfer Agency Servicing Agreement. The services to be provided under the Transfer Agency Servicing Agreement include, among other things, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, and disbursing dividends declared by the Fund. U.S. Bank, National Association, an affiliate of USBFS, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202. Neither the Custodian nor the Transfer Agent participate in decisions relating to the purchase and sale of securities by the Fund.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 are the independent accountants for the Fund whose services include auditing the Fund's financial statements and the performance of related tax services.

     Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105-3441 is counsel to the Fund and provides counsel on legal matters relating to the Fund.

                            DISTRIBUTION ARRANGEMENTS

     The Trust has entered into a Distribution Agreement (the "Distribution Agreement"), with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202 ("Quasar"), pursuant to which Quasar acts as the Fund's principal underwriter and distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares.

     The Distribution Agreement has an initial term of up to two years and will continue in effect after the initial term only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Quasar on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

     Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that Quasar, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.


     Quasar was re-approved to serve as distributor for the Fund at a meeting of the Board held on June 27 and 28, 2002. For previous fiscal periods, U.S. Growth Investments, Inc. ("US Growth") and Quasar (including its predecessor entity) served as distributor for the Fund. For the fiscal period January 1, 2002 through March 13, 2002, and August 20, 2002 through November 18, 2002, Quasar received aggregate underwriting commissions in the amount of $233,826 with respect to the Fund, of which $29,022 was retained by Quasar. For the fiscal period March 14, 2002 through August 19, 2002, US Growth received aggregate underwriting commissions in the amount of $394,749 with respect to the Fund, of which $36,416 was retained by US Growth. For the fiscal period November 19, 2002 through December 31, 2002, the Fund did not carry a sales charge. For the fiscal year ended December 31, 2001, Quasar received $330,853 in sales commissions with respect to the Fund, of which $8,545 was retained by Quasar. For the fiscal year ended December 31, 2000, Quasar received $166,391 in sales commissions with respect to the Fund, no portion of which was retained by Quasar.


     The Advisor may pay selling dealers an additional amount from the Advisor's own resources as supplemental distribution assistance. The Advisor may pay up to a total of 0.50% on the amount of the initial purchase. This supplemental distribution assistance may be paid to any dealer who has executed a selling agreement with Quasar through which the purchase is made. Additionally, the Advisor, at its discretion, may pay a "finder's fee" of up to 0.50% of the initial purchase amount to any person who has assisted the Advisor or Quasar in securing additional investments in the Fund.

     The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Plan provides that the Fund will compensate the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The Fund's Board has determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. None of the Officers or Trustees of the Trust have any direct or indirect financial interest in the Plan.


     For the fiscal year ended December 31, 2002, distribution-related expenditures primarily intended to result in the sale of Fund shares that were made by the Advisor and the Fund totaled $277,766; of which $117,536 was paid out as compensation to dealers, $107,680 was paid out as compensation to sales personnel, $6,290 was for reimbursement of printing and postage expenses, $36,091 was for reimbursement of advertising and marketing expenses, $2,659 was paid to the distributor, and $7,510 was for miscellaneous expenses. Of the total expenditures, the Fund paid $153,653 in distribution fees and $124,113 was paid by the Advisor.


                                 CODE OF ETHICS

     The Trust, the Advisor and Quasar have each adopted Codes of Ethics (the "Codes") that govern the conduct of employees of the Trust, the Advisor and Quasar who may have access to information about the Fund's securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes requires, under certain circumstances, pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust's Board. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

     Subject to such policies as the Advisor and the Board of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

     On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.


     Brokerage commissions paid by the Fund during the fiscal years ended December 31, 2002, 2001 and 2000, totaled $216,051, $94,850 and $77,725, respectively.


                               PORTFOLIO TURNOVER


     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investing considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% portfolio turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." For the fiscal years ended December 31, 2002, 2001 and 2000, the Fund had a portfolio turnover rate of 28.14%, 18.11% and 30.17%, respectively.


                     PURCHASE AND REDEMPTION OF FUND SHARES

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

     You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or Quasar such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's net asset value, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's net asset value. Orders are in proper form only after funds are converted to U.S. funds. Orders paid by check and received by 2:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

     If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

How to Sell Shares


     You can sell your Fund shares any day the NYSE is open for regular trading, either directly through the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.


     Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

     Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value of $100,000 a signature guarantee is required.

     If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

     Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.


     The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset value per share as of December 31, 2002 is as follows:

                          Net Assets

             -------------------------------------- =  Net Asset Value Per Share
                      Shares Outstanding

                          $48,471,793

             -------------------------------------- =  $13.80
                           3,513,442



     Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

     The Fund's securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.


     An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Fund's net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.


     All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.


                                   TAX MATTERS


     The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended, (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

     In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

     Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

     The Fund intends to declare and pay dividends and other distributions, as stated in the prospectuses. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

     The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

     For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

     Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

     Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

     A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund's shares acquired by the shareholder.

     Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

     Redemptions of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

     The above discussion and the related discussion in the prospectuses are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

     The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

     The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

     Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

     Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                             PERFORMANCE INFORMATION

Average Annual Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


     The average annual total return computed at the public offering price (net asset value) for the Fund for the period ended December 31, 2002 are as follows:

              One Year                                              -25.99%
              Since Inception (January 2, 1998)                       8.37%


Average Annual Total Return (after Taxes on Distributions)

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the period ended December 31, 2002 are as follows:

              One Year                                              -26.09%
              Since Inception (January 2, 1998)                       8.04%


Average Annual Total Return (after Taxes on Distributions and Redemptions)

     The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

         P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


     The  average  annual  total  return  (after  taxes  on  distributions   and
redemptions) computed at the public offering price (net asset value) for the Fund for the period ended December 31, 2002 are as follows:

              One Year                                              -15.87%
              Since Inception (January 2, 1998)                       6.94%


Other information

     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may include performance information which is computed at net asset value. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

     The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U. S. publicly traded companies.

o    Wilshire  5000 - The  Wilshire  5000  Index  is a  broad-based  index  that
     measures  the  performance  of  over  6,500  U.S.   headquarter   companies
     regardless of exchange.

o S&P/Barra Value Index - The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 with lower price-to-book ratios.


                          ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                               GENERAL INFORMATION


     The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.


     With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

     The shares of series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.


     The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.


     The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

     The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     Investors  in the Fund will be  informed  of the  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

                              FINANCIAL STATEMENTS


     The annual report for the Fund for the fiscal year ended December 31, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.




                                    APPENDIX

                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group: Corporate Bond Ratings

     AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     Plus (+) or Minus (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.


                                     PART C
                               (The Al Frank Fund)

                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b) Amended and Restated Bylaws dated June 27, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003 and is incorporated herein by reference.

(h)  Other Material Contracts.

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iv) Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (v) Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on September 16, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) Code of Ethics Registrant and Advisor was previously filed with Registrant's Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on April 19, 2000 and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's  Declaration of Trust,
Article VI of Registrant's Bylaws and Paragraph 6 of the Distribution Agreement.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor.

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated February 10, 2003. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

          (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                 The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust                Investec Funds
           Alpine Equity Trust                     Jacob Internet Fund
           Alpine Series Trust                 The Jensen Portfolio, Inc.
     Alternative Investment Advisors                  Kenwood Funds
            Blue & White Fund                   Kit Cole Investment Trust
         Brandes Investment Trust              Light Revolution Fund, Inc.
      Brandywine Advisors Fund, Inc.                The Lindner Funds
           Brazos Mutual Funds                         LKCM Funds
     Builders Fixed Income Fund, Inc.     Matrix Asset Advisor Value Fund, Inc.
            CCM Advisors Funds                     Monetta Fund, Inc.
       CCMA Select Investment Trust                   Monetta Trust
        Country Mutual Funds Trust             MW Capital Management Funds
            Cullen Funds Trust                       Optimum Q Funds
         Dow Jones Islamic Index               PIC Investment Trust Funds
              Everest Funds                 Professionally Managed Portfolios
        First American Funds, Inc.              Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.         Purisima Funds Trust
  First American Investment Funds, Inc.               Rainier Funds
   First American Strategy Funds, Inc.              SEIX Funds, Inc.
             FFTW Funds, Inc.                 TIFF Investment Program, Inc.
         Fort Pitt Capital Funds               Thompson Plumb Funds, Inc.
               Gintel Fund                TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                        Wexford Trust
       Harding, Loevner Funds, Inc.                   Zodiac Trust
               MUTUALS.com
----------------------------------------- --------------------------------------

          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- ----------------------------
Eric W. Falkeis    Board Member                     None
------------------ -------------------------------- ----------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

          (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

---------------------------------- ---------------------------------------------
Records Relating to:               Are located at:
---------------------------------- ---------------------------------------------
Registrant's Fund Administrator,   U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent 615 East Michigan Street, 3rd Floor
                                   Milwaukee, WI  53202
---------------------------------- ---------------------------------------------
Registrant's Custodian             U.S. Bank, National Association
                                   425 Walnut Street
                                   Cincinnati, OH  45202
---------------------------------- ---------------------------------------------
Registrant's Investment Advisor    Al Frank Asset Management, Inc.
                                   32392 Coast Highway, Suite 260
                                   Laguna Beach, CA 92651-6784
---------------------------------- ---------------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of April, 2003.


                                                 ADVISORS SERIES TRUST

                                                 By: Eric M. Banhazl*
                                                     ---------------------------
                                                     Eric M. Banhazl
                                                     President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on April 24, 2003.

Signature                               Title

Eric M. Banhazl*                        President and Trustee
----------------------------
Eric M. Banhazl

Walter E. Auch*                         Trustee
----------------------------
Walter E. Auch

Donald E. O'Connor*                     Trustee
----------------------------
Donald E. O'Connor

George T. Wofford III*                  Trustee
----------------------------
George T. Wofford III

George J. Rebhan*                       Trustee
----------------------------
George J. Rebhan

James Clayburn LaForce*                 Trustee
----------------------------
James Clayburn LaForce

/s/ John S. Wagner                      Treasurer and Principal Financial
----------------------------            and Accounting Officer
John S. Wagner


        * /s/ John S. Wagner
        ------------------------------
              John S. Wagner
              Attorney-in-Fact pursuant to
              Power of Attorney.


EXHIBIT INDEX

      Exhibit                                                   Exhibit No.
      -------                                                   -----------
      Consent of Independent Public Accountants                    EX-99.j.